Loans and Allowance for Loan and Lease Losses - Nonaccrual and Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Age analysis of past due loans by class [Abstract]
Total Past Due	$ 7,332	$ 3,362
Current	1,413,417	1,237,795
Total Loans	1,420,749	1,241,157
Loans 90 Days and Accruing	0	0
30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	143
60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	1,984	154
Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	5,348	3,065
Commercial and Industrial
Age analysis of past due loans by class [Abstract]
Total Past Due	286	14
Current	36,491	34,626
Total Loans	36,777	34,640
Loans 90 Days and Accruing	0	0
Commercial and Industrial | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Commercial and Industrial | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Commercial and Industrial | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	286	14
Real Estate | Real Estate Construction
Age analysis of past due loans by class [Abstract]
Total Loans	231,095	139,877
Real Estate | Real Estate Construction | Construction
Age analysis of past due loans by class [Abstract]
Total Past Due	1,365	1,365
Current	229,730	138,512
Total Loans	231,095	139,877
Loans 90 Days and Accruing	0	0
Real Estate | Real Estate Construction | Construction | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Real Estate | Real Estate Construction | Construction | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Real Estate | Real Estate Construction | Construction | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	1,365	1,365
Real Estate | Real Estate Mortgage | Commercial – Owner Occupied
Age analysis of past due loans by class [Abstract]
Total Past Due	4,424	0
Current	132,329	135,617
Total Loans	136,753	135,617
Loans 90 Days and Accruing	0	0
Real Estate | Real Estate Mortgage | Commercial – Owner Occupied | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Real Estate | Real Estate Mortgage | Commercial – Owner Occupied | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	1,722	0
Real Estate | Real Estate Mortgage | Commercial – Owner Occupied | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	2,702	0
Real Estate | Real Estate Mortgage | Commercial – Non-owner Occupied
Age analysis of past due loans by class [Abstract]
Total Past Due	70	0
Current	298,134	321,580
Total Loans	298,204	321,580
Loans 90 Days and Accruing	0	0
Real Estate | Real Estate Mortgage | Commercial – Non-owner Occupied | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Real Estate | Real Estate Mortgage | Commercial – Non-owner Occupied | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Real Estate | Real Estate Mortgage | Commercial – Non-owner Occupied | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	70	0
Real Estate | Real Estate Mortgage | Residential – 1 to 4 Family
Age analysis of past due loans by class [Abstract]
Total Past Due	1,187	1,921
Current	635,704	543,470
Total Loans	636,891	545,391
Loans 90 Days and Accruing	0	0
Real Estate | Real Estate Mortgage | Residential – 1 to 4 Family | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	81
Real Estate | Real Estate Mortgage | Residential – 1 to 4 Family | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	262	154
Real Estate | Real Estate Mortgage | Residential – 1 to 4 Family | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	925	1,686
Real Estate | Real Estate Mortgage | Residential – Multifamily
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Current	68,258	49,628
Total Loans	68,258	49,628
Loans 90 Days and Accruing	0	0
Real Estate | Real Estate Mortgage | Residential – Multifamily | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Real Estate | Real Estate Mortgage | Residential – Multifamily | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Real Estate | Real Estate Mortgage | Residential – Multifamily | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Consumer
Age analysis of past due loans by class [Abstract]
Total Past Due	0	62
Current	12,771	14,362
Total Loans	12,771	14,424
Loans 90 Days and Accruing	0	0
Consumer | 30-59 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	62
Consumer | 60-89 Days Past Due
Age analysis of past due loans by class [Abstract]
Total Past Due	0	0
Consumer | Greater than 90 Days and Not Accruing
Age analysis of past due loans by class [Abstract]
Total Past Due	$ 0	$ 0